PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Maturity (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Post-employment health care benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	13 years 4 months 2 days	17 years 4 months 28 days
Post-employment health care benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 6,064	Rp 5,620
Post-employment health care benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	8,001	6,913
Post-employment health care benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	7,501	6,217
Post-employment health care benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	4,123	3,193
Post-employment health care benefit cost | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	958	661
Post-employment health care benefit cost | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 42	22
Post-employment health care benefit cost | Within 60-70 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments		Rp 0
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	3 years 7 months 24 days	3 years 1 month 17 days
Other post-employment benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 418	Rp 485
Other post-employment benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	68	91
Other post-employment benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	38	39
Other post-employment benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 3	Rp 3
Pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	10 years 5 months 9 days	10 years 6 months 29 days
Pension benefit cost | Telkomsel | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 3,486	Rp 2,498
Pension benefit cost | Telkomsel | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	9,420	7,880
Pension benefit cost | Telkomsel | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	7,150	6,680
Pension benefit cost | Telkomsel | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 1,267	Rp 1,580
The company | Defined pension benefit obligation
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	10 years 1 month 28 days	9 years 1 month 10 days
The company | Defined pension benefit obligation | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 18,392	Rp 16,370
The company | Defined pension benefit obligation | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	21,855	20,349
The company | Defined pension benefit obligation | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	20,154	16,207
The company | Defined pension benefit obligation | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	15,351	9,400
The company | Defined pension benefit obligation | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	4,265	3,383
The company | Defined pension benefit obligation | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	468	644
The company | Defined pension benefit obligation | Within 60-70 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 32	62
The company | Defined pension benefit obligation | Within 70-80 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments		Rp 2
The company | Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	10 years 1 month 28 days	9 years 1 month 10 days
The company | Additional pension benefit obligation | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments		Rp 20
The company | Additional pension benefit obligation | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments		38
The company | Additional pension benefit obligation | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments		30
The company | Additional pension benefit obligation | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments		50
The company | Additional pension benefit obligation | Within 60-70 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments		Rp 101
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	4 years 8 months 9 days	3 years 11 months 19 days
The company | Unfunded Pension | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 1,587	Rp 948
The company | Unfunded Pension | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	125	160
The company | Unfunded Pension | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	52	29
The company | Unfunded Pension | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 18	Rp 9